Document and Entity Information	Sep. 24, 2019
Cover [Abstract]
Entity Registrant Name	UroGen Pharma Ltd.
Title of 12(b) Security	Ordinary Shares, par value NIS0.01 per share
Entity Tax Identification Number	98-1460746
Amendment Flag	false
Entity Central Index Key	0001668243
Document Type	8-K
Document Period End Date	Sep. 24, 2019
Entity Incorporation, State or Country Code	L3
Entity File Number	001-38079
Entity Address, Address Line One	499 Park Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10014
City Area Code	646
Local Phone Number	768-9780
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Trading Symbol	URGN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false